Investments Accounted for Using Equity Method - Investments in Associates (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Nov. 30, 2019 TWD ($)	Feb. 28, 2019 TWD ($)
Disclosure of associates [Line Items]
Investments in associates	$ 7,139,000,000		$ 2,732,000,000
The Company’s share of profits (loss)	459,000,000	$ 15	509,000,000	$ 419,000,000
Next Commercial Bank Co., Ltd. (preparatory office) (“NCB”) [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 4,074,000,000		$ 0		$ 4,190,000,000	$ 4,190,000,000
Percentage of ownership in associates	41.90%		0.00%		41.90%	41.90%
Percentage of voting rights in associates	42.00%		0.00%
Senao Networks, Inc. ("SNI") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 803,000,000		$ 768,000,000
Percentage of ownership in associates	34.00%		34.00%
Percentage of voting rights in associates	34.00%		34.00%
Fair values based on the closing market prices	$ 2,014,000,000		$ 1,447,000,000
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 501,000,000		$ 496,000,000
Percentage of ownership in associates	38.00%		38.00%
Percentage of voting rights in associates	38.00%		38.00%
International Integrated System, Inc. ("IISI") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 335,000,000		$ 306,000,000
Percentage of ownership in associates	31.00%		32.00%
Percentage of voting rights in associates	31.00%		32.00%
Viettel-CHT Co., Ltd. ("Viettel-CHT") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 317,000,000		$ 286,000,000
Percentage of ownership in associates	30.00%		30.00%
Percentage of voting rights in associates	30.00%		30.00%
Taiwan International Standard Electronics Co., Ltd. ("TISE") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 268,000,000		$ 213,000,000
Percentage of ownership in associates	40.00%		40.00%
Percentage of voting rights in associates	40.00%		40.00%
Chunghwa PChome Fund I Co., Ltd. ("CPFI") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 194,000,000		$ 199,000,000
Percentage of ownership in associates	50.00%		50.00%
Percentage of voting rights in associates	50.00%		50.00%
KingwayTek Technology Co., Ltd. (“KWT”) - Listed [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 217,000,000		$ 0
KKBOX Taiwan Co., Ltd. ("KKBOXTW") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 151,000,000		$ 147,000,000
Percentage of ownership in associates	30.00%		30.00%
Percentage of voting rights in associates	30.00%		30.00%
So-net Entertainment Taiwan Limited ("So-net") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 186,000,000		$ 120,000,000
Percentage of ownership in associates	30.00%		30.00%
Percentage of voting rights in associates	30.00%		30.00%
Taiwan International Ports Logistics Corporation ("TIPL") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 51,000,000		$ 50,000,000
Percentage of ownership in associates	27.00%		27.00%
Percentage of voting rights in associates	27.00%		27.00%
Click Force Co., Ltd. ("CF") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 37,000,000		$ 38,000,000
Percentage of ownership in associates	49.00%		49.00%
Percentage of voting rights in associates	49.00%		49.00%
Alliance Digital Tech Co., Ltd. ("ADT") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 3,000,000		$ 3,000,000
Percentage of ownership in associates	14.00%		14.00%
Percentage of voting rights in associates	14.00%		14.00%
UUPON Inc [Member]
Disclosure of associates [Line Items]
Investments in associates			$ 4,000,000
Investments in associates, negative equity	$ (3,000,000)
Percentage of ownership in associates	22.00%		22.00%
Percentage of voting rights in associates	22.00%		22.00%
Cornerstone Ventures Co., Ltd. ("CVC") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 5,000,000		$ 5,000,000
Percentage of ownership in associates	49.00%		49.00%
Percentage of voting rights in associates	49.00%		49.00%
MeWorks LIMITED (HK) ("MeWorks") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 0		$ 0
Percentage of ownership in associates	20.00%		20.00%
Percentage of voting rights in associates	20.00%		20.00%
KingwayTek Technology Co., Ltd. (“KWT”) - Non-listed [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 0		$ 97,000,000
KingwayTek Technology Co., Ltd. ("KWT") [Member]
Disclosure of associates [Line Items]
Percentage of ownership in associates	23.00%		26.00%
Percentage of voting rights in associates	23.00%		26.00%
Fair values based on the closing market prices	$ 873,000,000
Associates [Member]
Disclosure of associates [Line Items]
The Company’s share of profits (loss)	575,000,000		$ 509,000,000	420,000,000
The Company’s share of other comprehensive income (loss)	(3,000,000)		5,000,000	(4,000,000)
The Company’s share of total comprehensive income (loss)	$ 572,000,000		$ 514,000,000	$ 416,000,000